Common Stock and Additional Paid-in Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	11 Months Ended
	Feb. 14, 2013	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Feb. 14, 2013 Ocean Rig	Apr. 17, 2012 Ocean Rig	Jun. 30, 2013 Ocean Rig	Dec. 06, 2011 Ocean Rig
Treasury Stock, Shares, Acquired							21,000,000
Value of repurchase program								$ 500,000
Number of Ocean Rig common shares sold through a public offering	7,500,000				7,500,000	11,500,000
Equity attributable to the controlling interest		2,672,356		2,846,460	45,418	81,760
Proceeds from Divestiture of Interest in Consolidated Subsidiaries		123,084	180,485		123,084	180,485
Assets, Net					$ 2,950,992	$ 3,003,954